Operating Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Expenses [Abstract]
Share-based compensation expense	$ 2,403,999	$ 1,588,188	$ 4,625,921	$ 4,730,277